THE RBB FUND, INC.

                             ROBECO INVESTMENT FUNDS

                   ROBECO BOSTON PARTNERS Large Cap Value Fund
                    ROBECO BOSTON PARTNERS Mid Cap Value Fund
                 ROBECO BOSTON PARTNERS Small Cap Value Fund II
                    ROBECO BOSTON PARTNERS All-Cap Value Fund
                  ROBECO BOSTON PARTNERS Long/Short Equity Fund
                            ROBECO WPG Core Bond Fund
                        ROBECO WPG Large Cap Growth Fund
                              ROBECO WPG Tudor Fund

                               Institutional Class

                       Supplement dated September 19, 2006
                      to Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE FOLLOWING CHANGES TO THE FUNDS' DISCLOSURE OF PORTFOLIO HOLDINGS WILL BE EFFECTIVE OCTOBER 3, 2006.

THE PARAGRAPH UNDER THE CAPTION "DISCLOSURE OF PORTFOLIO HOLDINGS" ON PAGE 45 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

          Effective October 3, 2006, each Fund's complete portfolio holdings, except the Robeco Boston Partners Long/Short Equity Fund, will be publicly available on the Adviser's website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end. Effective October 3, 2006, the complete long positions of the Robeco Boston Partners Long/Short Equity Fund will be publicly available on the Adviser's website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end. A further description of the Company's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Statement of Additional Information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               THE RBB FUND, INC.

                             ROBECO INVESTMENT FUNDS

                   ROBECO BOSTON PARTNERS Large Cap Value Fund
                    ROBECO BOSTON PARTNERS Mid Cap Value Fund
                 ROBECO BOSTON PARTNERS Small Cap Value Fund II
                    ROBECO BOSTON PARTNERS All-Cap Value Fund
                  ROBECO BOSTON PARTNERS Long/Short Equity Fund
                            ROBECO WPG Core Bond Fund

                                 Investor Class

                       Supplement dated September 19, 2006
                      to Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE FOLLOWING CHANGES TO THE FUNDS' DISCLOSURE OF PORTFOLIO HOLDINGS WILL BE EFFECTIVE OCTOBER 3, 2006.

THE PARAGRAPH UNDER THE CAPTION "DISCLOSURE OF PORTFOLIO HOLDINGS" ON PAGE 37 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

         Effective October 3, 2006, each Fund's complete portfolio holdings, except the Robeco Boston Partners Long/Short Equity Fund, will be publicly available on the Adviser's website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end. Effective October 3, 2006, the complete long positions of the Robeco Boston Partners Long/Short Equity Fund will be publicly available on the Adviser's website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end. A further description of the Company's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Statement Additional Information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               THE RBB FUND, INC.

                             ROBECO INVESTMENT FUNDS

                            ROBECO WPG Core Bond Fund

                                Retirement Class

                       Supplement dated September 19, 2006
                      to Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE FOLLOWING CHANGES TO THE FUND'S DISCLOSURE OF PORTFOLIO HOLDINGS WILL BE EFFECTIVE OCTOBER 3, 2006.

THE PARAGRAPH UNDER THE CAPTION "DISCLOSURE OF PORTFOLIO HOLDINGS" ON PAGE 10 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

         Effective October 3, 2006, the Fund's complete portfolio holdings will be publicly available on the Adviser's website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end. A further description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             ROBECO INVESTMENT FUNDS
                                       OF
                               THE RBB FUND, INC.

                       Supplement dated September 19, 2006
         to Statement of Additional Information dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING CHANGES TO THE FUNDS' DISCLOSURE OF PORTFOLIO HOLDINGS WILL BE EFFECTIVE OCTOBER 3, 2006.

THE THIRD PARAGRAPH AND TABLE DISCLOSED AS PART OF THE SECTION ENTITLED "DISCLOSURE OF PORTFOLIO HOLDINGS" ON PAGE 44 OF THE STATEMENT OF ADDITIONAL INFORMATION IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

         The Adviser currently makes the Funds' complete portfolio holdings, top ten holdings, sector weightings and other portfolio characteristics publicly available on its web site, www.robecoinvest.com as disclosed in the following table:

---------------------------------------- -------------------------------- --------------------------------------
INFORMATION POSTING                      FREQUENCY OF DISCLOSURE          DATE OF WEB POSTING
---------------------------------------- -------------------------------- --------------------------------------
Complete Portfolio Holdings              Quarterly*                       30 calendar days after the end of
                                                                          each quarter
---------------------------------------- -------------------------------- --------------------------------------
Top 10 Portfolio Holdings and other      Quarterly                        10 calendar days after the end of
portfolio characteristics                                                 each calendar quarter
---------------------------------------- -------------------------------- --------------------------------------

* The complete long positions only of the Robeco Boston Partners Long/Short Equity Fund will be publicly available on the Adviser's website at WWW.ROBECOINVEST.COM as of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.